Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes	$ 222
Combined net operating and capital loss carryforwards (tax effected) for state and foreign income tax purposes	959
Expiration year of operating and capital loss carryforwards	Dec. 31, 2033
Tax credit carryforwards	945
Year through which state tax credit carryforwards expire	Dec. 31, 2033
Net deposits to various taxing jurisdictions	2,258	2,303
Accrued interest and penalties included in unrecognized tax benefits balance at year end	973	1,034
Net interest and penalty expense (benefit) included in income tax expense	$ (64)	$ 35	$ (74)
Field examinations of tax returns - most recent year completed by IRS	2010
All audit periods prior to this year are closed for federal examination purposes	2003
Period Start [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2003
Period End [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2010